Fair value of Above Market Acquired Time Charters - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jul. 11, 2014	Dec. 31, 2013
Estimated aggregate amortization expense of the above market acquired time charters
December 31, 2015	$ 11,654
December 31, 2016	254
Total	$ 11,908	$ 1,967	$ 7,978